OIL AND GAS PROPERTIES & OIL AND GAS PROPERTIES ACQUISITIONS AND DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2015
Oil And Gas Properties And Oil And Gas Properties Acquisitions And Divestitures [Abstract]
Summary of oil and gas property costs (net of divestitures) not being amortized
The following table sets forth a summary of oil and gas property costs (net of divestitures) not being amortized as of December 31, 2015 and 2014 (in thousands):

	As of December 31,
	2015	2014
Undeveloped unevaluated acreage
Beginning Balance	$2,886	$18,664
Lease purchases	-	305
Assets Conveyed	-	(6,194)
Transfer and other reclassification to evaluated properties	(2,886)	(9,889)
Total undeveloped acreage	$-	$2,886

Wells in progress:
Beginning Balance	$6,042	$1,146
Additions	-	5,412
Disposition of wells in progress for elimination of accrued expenses for drilling	(5,198)	-
Reclassification to evaluated properties	(844)	(516)
Total wells in progress and not subject to DD&A	$-	$6,042

Schedule of an allocation of the transaction
Following this methodology, the following table represents an allocation of the transaction.

Payment of debt and accrued interest payable	$15,063,289
Add: disposition of asset retirement obligations	973,132
Total disposition of liabilities	$16,036,421

Proved oil and natural gas properties	$32,574,603
Accumulated depletion	(22,148,686)
Unproved oil and natural gas properties	6,194,162
Net oil and natural gas conveyed at cost	16,620,079
Redeemable Preferred Stock at fair value	1,686,102
Total conveyance of assets and preferred stock	18,306,181
Loss on conveyance	$(2,269,760)